PAYROLL AND OTHER ACCRUED LIABILITIES (Details) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
Payables and Accruals [Abstract]
Payroll	$ 131,095	$ 259,149
Interest	16,152	16,666
Professional fees	155,600	140,000
Rents received in advance	783,678	644,728
Utilities	13,400	19,200
Brokers commissions	728,322	134,418
Construction costs	66,829
Other	980,398	890,198
Total	2,875,474	2,104,359
Less current portion	2,426,535	2,104,359
Long term portion	$ 448,939